Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of trade payables [Abstract]
Trade payables	RM 25,204,848	$ 5,631,739	RM 37,268,115
Project retention payable	2,191,966	489,770	1,150,758
Total trade payables	27,396,814	6,121,509	38,418,873
Increase/(Decrease) in total trade payables	RM (11,022,059)	$ (2,462,755)	RM 19,827,253